As filed with the Securities and Exchange Commission on October 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Robert McIver
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
August 31, 2007 (Unaudited)
(showing percentage of total net assets)

SHARES		VALUE
	Common Stock - 98.62%
	Beverages - 6.21%
928,000	The Coca-Cola Company	$49,907,840
1,323,000	PepsiCo, Inc.	90,003,690
		139,911,530
	Capital Markets - 3.78%
1,659,000	T. Rowe Price Group Inc.	85,139,880
	Chemicals - 2.95%
1,595,000	Ecolab, Inc.	66,447,700
	Commercial Banks - 3.86%
2,381,000	Wells Fargo & Company	87,001,740
	Commercial Services & Supplies - 3.71%
2,170,000	Equifax, Inc.	83,588,400
	Electrical Equipment - 5.50%
2,515,000	Emerson Electric Co.	123,813,450
	Electronic Equipment & Instruments - 3.17%
830,000	CDW Corporation (a)	71,438,100
	Food & Staples Retailing - 3.11%
2,097,000	Sysco Corporation	69,997,860
	Health Care Equipment & Supplies - 9.41%
1,821,400	Medtronic, Inc.	96,242,776
1,733,000	Stryker Corporation	115,764,400
		212,007,176
	Health Care Providers & Services - 2.22%
1,359,000	Patterson Companies Inc. (a)	49,984,020
	Household Products - 10.86%
644,000	The Clorox Company	38,511,200
1,387,000	Colgate-Palmolive Company	91,985,840
1,747,000	The Procter & Gamble Company	114,096,570
		244,593,610
	Industrial Conglomerates - 10.52%
1,281,500	3M Co.	116,603,685
3,098,800	General Electric Company	120,450,356
		237,054,041
	IT Services - 7.42%
2,092,500	Automatic Data Processing, Inc.	95,710,950
1,607,000	Paychex, Inc.	71,399,010
		167,109,960
	Machinery - 2.38%
690,000	Danaher Corporation	53,585,400
	Media - 8.35%
1,656,000	The McGraw-Hill Companies, Inc.	83,561,760
2,051,000	Omnicom Group Inc.	104,457,430
		188,019,190
	Pharmaceuticals - 8.77%
1,958,000	Abbott Laboratories	101,639,780
1,551,500	Johnson & Johnson	95,867,185
		197,506,965
	Software - 3.83%
3,007,200	Microsoft Corporation	86,396,856

	Specialty Retail - 2.57%
1,672,000	Bed Bath & Beyond, Inc. (a)	57,918,080

	Total Common Stock (Cost $1,627,632,660)	2,221,513,958

PRINCIPAL AMOUNT
	Short Term Investments - 1.22%
	Commercial Paper - 1.21%
$27,292,000	American Express, 5.04%, 09/04/07	27,280,965
	Variable Rate Demand Notes (b) - 0.01%
276,523	Wisconsin Corporate Central Credit Union, 4.99%	276,523

	Total Short Term Investments (Cost $27,557,488)	27,557,488
	Total Investments - 99.84% (Cost $1,655,190,148)	2,249,071,446
	Other Assets in Excess of Liabilities - 0.16%	3,621,578
	TOTAL NET ASSETS - 100.00%	$2,252,693,024

(a)	Non-Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates shown are as of August 31, 2007.

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$1,655,190,148

Gross unrealized appreciation	600,272,766
Gross unrealized depreciation	(6,391,468)
Net unrealized appreciation	$593,881,298

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)  /s/  Robert McIver
Robert McIver, President

Date  10/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Robert McIver, President
Robert McIver, President

Date  10/29/2007

By (Signature and Title) /s/  Brian Ferrie
Brian Ferrie, Treasurer

Date  10/29/2007